Capital management (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Capital management
Common shares	$ 130,266,880	$ 120,932,404
Deficit	(131,065,492)	(111,033,661)
Long-term debt	11,864,385	11,955,245
Capital structure	$ 11,065,773	$ 21,853,988